Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of components of income/(loss) before tax

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Income/(loss) before tax
Income from China operations	14,177	15,803	14,518
Income/(loss) from non-China operations	(484)	35,016	(17,098)

Total income/(loss) before tax	13,693	50,819	(2,580)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(1,270)	(2,201)	(2,538)
Deferred tax benefits/(expenses)	(533)	719	651

Subtotal income tax expenses applicable to China operations	(1,803)	(1,482)	(1,887)

Total income tax expenses	(1,803)	(1,482)	(1,887)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2019	2020	2021
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(8.1)%	(2.3)%	86.0%
Tax effect of tax-exempt entities	3.7%	(16.8)%	(143.7)%
Effect on tax rates in different tax jurisdiction	(3.9)%	(0.5)%	(2.3)%
Tax effect of non-deductible expenses	5.7%	0.5%	(13.8)%
Tax effect of non-taxable income	(1.0)%	0.0%	1.4%
Tax effect of Super Deduction and others	(13.2)%	(4.2)%	105.9%
Changes in valuation allowance	5.0%	1.2%	(131.6)%

Effective tax rates	13.2%	2.9%	(73.1)%

Summary of income tax holiday

	For the year ended December 31,
	2019	2020	2021
Tax holiday effect (RMB in millions)	1,116	1,153	2,219
Effect of tax holiday on basic net income per share (RMB)	0.38	0.38	0.71
Effect of tax holiday on diluted net income per share (RMB)	0.38	0.37	0.71

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021

	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	3,145	6,303
- Deferred revenues	208	553
- Inventory valuation allowance	498	575
- Allowance for doubtful accounts	382	603
- Unrealized fair value losses for certain investments	589	747
Less: valuation allowance	(4,289)	(7,670)

Net deferred tax assets	533	1,111

Deferred tax liabilities
- Intangible assets arisen from business combination	1,560	1,454
- Accelerated tax depreciation and others	362	443

Total deferred tax liabilities	1,922	1,897

Schedule of movement of valuation allowance

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Balance at beginning of the year	2,996	3,674	4,289
Additions	7,635	4,393	5,052
Reversals	(6,957)	(3,778)	(1,671)

Balance at end of the year	3,674	4,289	7,670